Transactions with Related Parties and Affiliates (Details Narrative)	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended		7 Months Ended	10 Months Ended	12 Months Ended
	Mar. 30, 2021 USD ($)	May 10, 2021 USD ($)	Jun. 04, 2021 USD ($)	Jul. 09, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jul. 26, 2022 USD ($)	Oct. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Operating Costs and Expenses								$ 69,449,000	$ 56,754,000	$ 29,259,000
Extraordinary fees and costs expenses related other expense								14,438,000	14,020,000	9,738,000
Vessel operating expenses (entirely through related parties transactions)								331,653,000	312,022,000	191,449,000
Capitalized expenses								47,566,000
General and Administrative Expense								80,559,000	67,180,000	41,461,000
Other Receivable, after Allowance for Credit Loss, Noncurrent								39,570,000	41,403,000
Other Liabilities, Current								32,026,000	104,751,000
Working capital balances								(249,875,000)	(782,334,000)	(5,766,000)
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction						The fleet consisted of: (i) 30 vessels (including eight vessels under sale and leaseback and ten vessels under finance leases), (ii) five operating leases and (iii) one vessel that has been classified as held for sale.
Additions						$ 835,000,000
Working capital balances						$ 37,016,000
Navios Azimuth [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Capitalized expenses				$ 3,000
Additions				$ 30,003,000
Vessel year built				2011
Vessel type				Capesize
Vessel capacity in DWT				179,169
Navios Ray [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Vessel year built					2012
Vessel type					Capesize
Vessel capacity in DWT					179,515
Navios Bonavis [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Vessel year built					2009
Vessel type					Capesize
Vessel capacity in DWT					180,022
Navios Ray and Navios Bonavis [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Additions					$ 58,000,000
Navios Koyo [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Capitalized expenses			$ 67,000
Additions			$ 28,567,000
Vessel year built			2011
Vessel type			Capesize
Vessel capacity in DWT			181,415
Ete N [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Vessel year built		2012
Vessel type		Containership
Vessel capacity in TEU		2,782
Fleur N [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Vessel year built		2012
Vessel type		Containership
Vessel capacity in TEU		2,782
Spectrum N [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Vessel year built		2009
Vessel type		Containership
Vessel capacity in TEU		2,546
Ete N, Fleur N and Spectrum N [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Additions		$ 55,500,000
Navios Avior [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Vessel year built	2012
Vessel type	Kamsarmax
Vessel capacity in DWT	81,355
Navios Centaurus [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Vessel year built	2012
Vessel type	Kamsarmax
Vessel capacity in DWT	81,472
Navios Avior and Navios Centaurus [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Capitalized expenses	$ 70,000
Additions	39,320,000
Working capital balances	$ (5,766,000)
Superintendent attendances and claims preparation [Member]
Related Party Transaction [Line Items]
Operating Costs and Expenses								4,730,000	3,479,000	2,159,000
Extraordinary crewing fees and costs [Member]
Related Party Transaction [Line Items]
Operating Costs and Expenses								3,047,000	11,262,000
Covid-19 Measures [Member]
Related Party Transaction [Line Items]
Operating Costs and Expenses										5,811,000
Extraordinary fees and costs expenses related other expense										2,034,000
Deposits For Vessels Acquisitions [Member]
Related Party Transaction [Line Items]
Capitalized expenses								7,425,000	4,132,000
First 15 of 36 Vessels [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Related Party Transaction [Line Items]
Date of delivery						July 29, 2022
Remaining 21 of 36 Vessels [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Related Party Transaction [Line Items]
Date of delivery						September 8, 2022
Management Agreement [Member]
Related Party Transaction [Line Items]
Payments for Capital Improvements								57,166,000	18,901,000	11,408,000
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Ultra Handymax Vessels [Member]
Related Party Transaction [Line Items]
Daily management fee								4,620	4,480	4,350
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Panamax Vessels [Member]
Related Party Transaction [Line Items]
Daily management fee								4,720	4,580	4,450
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Capesize Vessels [Member]
Related Party Transaction [Line Items]
Daily management fee								5,740	5,570	5,410
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Container vessel of 1,300 TEU to 3,400 TEU [Member]
Related Party Transaction [Line Items]
Daily management fee								6,470	6,280	6,100
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Containership of TEU 3,000 up to 4,999 [Member]
Related Party Transaction [Line Items]
Daily management fee								6,590	6,400	6,220
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Containership Vessels of TEU 5,000 up to 6,800 [Member]
Related Party Transaction [Line Items]
Daily management fee								7,320	7,110	6,900
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Containership of TEU 8,000 up to 9,999 [Member]
Related Party Transaction [Line Items]
Daily management fee								8,250	8,010.00	7,780
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Containership of TEU 10,000 up to 11,999 [Member]
Related Party Transaction [Line Items]
Daily management fee								8,770	8,520	8,270
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | MR1 and MR2 product tankers and chemical tankers [Member]
Related Party Transaction [Line Items]
Daily management fee								7,240	7,030.00	6,830
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | LR1 Product Tanker [Member]
Related Party Transaction [Line Items]
Daily management fee								7,670	7,440	7,230
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | VLCC [Member]
Related Party Transaction [Line Items]
Daily management fee								10,240	9,940	9,650
Management Agreement [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Technical and commercial management daily fee								$ 50.00
Annual growth factor of management fees								3.00%
Management Agreement [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Related Party Transaction [Line Items]
Technical and commercial management daily fee								$ 25.000
Navios Holdings [Member]
Related Party Transaction [Line Items]
General and Administrative Expense								59,946,000	50,190,000	$ 28,805,000
Other Receivable, after Allowance for Credit Loss, Noncurrent								39,570,000	41,403,000
Other Liabilities, Current								$ 32,026,000	$ 104,751,000
Partners Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction								Navios Partners has entered into an omnibus agreement with Navios Holdings (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners’ IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain drybulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Partners generally agreed not to acquire or own Panamax or Capesize drybulk carriers under time charters of three or more years without the consent of an independent committee of Navios Partners. In addition, Navios Holdings has agreed to offer to Navios Partners the opportunity to purchase vessels from Navios Holdings when such vessels are fixed under time charters of three or more years
Entity affiliated with the Company's Chairwoman and CEO [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction								During the fourth quarter of 2023, the Company completed the sale of four inactive entities (previously vessel-owning entities) to an entity affiliated with the Company’s Chairwoman and Chief Executive Officer, Angeliki Frangou, in consideration of nominal par value for the outstanding stock.
Navios South American Logistics Inc. [Member] | Navios Vega [member]
Related Party Transaction [Line Items]
Charter-out daily rate							$ 25,800
Date of delivery							first quarter of 2024